UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-4390

Strong Corporate Bond Fund, Inc., on behalf of the
Strong Corporate Bond Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2004

Date of reporting period:  July 31, 2004


Item 1.   Schedule of Investments

Strong Corporate Bond Fund
July 31, 2004 (Unaudited)
                                                                       Shares or
                                                                    Principal Amount        Value
----------------------------------------------------------------------------------------------------------
Corporate Bonds 94.9%
AEP Texas Central Company Senior Notes, Series D, 5.50%, Due
2/15/13                                                                  $  1,515,000        $  1,534,407
AT&T Corporation Senior Notes, 8.05%, Due 11/15/11 (Rate Reset
Effective 11/15/04)                                                         3,785,000           3,917,891
AT&T Wireless Services, Inc. Notes, 8.125%, Due 5/01/12                     2,280,000           2,671,583
AT&T Wireless Services, Inc. Senior Notes, 8.75%, Due 3/01/31               4,560,000           5,692,563
Albertson's, Inc. Senior Debentures, 7.45%, Due 8/01/29                     3,800,000           4,165,507
Altria Group, Inc. Notes, 7.65%, Due 7/01/08                                3,180,000           3,446,147
Amerada Hess Corporation Bonds, 7.125%, Due 3/15/33 (d)                     4,255,000           4,349,189
America Movil SA de CV Guaranteed Senior Yankee Notes, 5.50%, Due
3/01/14 (b)                                                                 3,070,000           2,880,774
American Standard, Inc. Senior Notes, 7.375%, Due 2/01/08                   2,805,000           3,071,475
Anadarko Petroleum Corporation Notes, 6.125%, Due 3/15/12                   4,175,000           4,452,813
Bank of America Corporation Senior Notes, 5.375, Due 6/15/14                6,720,000           6,762,820
Beaver Valley Funding Corporation Debentures, 8.625%, Due 6/01/07           3,787,000           3,979,789
British Telecom PLC Yankee Bonds, 8.875%, Due 12/15/30                      2,645,000           3,340,421
Burlington Northern Santa Fe Corporation Debentures, 8.125%, Due
4/15/20                                                                     1,820,000           2,190,082
CILCORP, Inc. Senior Notes, 8.70%, Due 10/15/09                             3,720,000           4,372,622
Capital One Bank Medium-Term Notes, 6.50%, Due 6/13/13                      2,880,000           3,013,589
Capital One Bank Notes, 5.00%, Due 6/15/09                                  2,725,000           2,764,251
Cendant Corporation Notes:
  6.25%, Due 3/15/10                                                        3,289,000           3,548,107
  6.875%, Due 8/15/06                                                       3,385,000           3,622,160
Citizens Communications Company Debentures, 7.60%, Due 6/01/06              1,690,000           1,781,047
Clear Channel Communications, Inc. Senior Notes, 8.00%, Due
11/01/08                                                                    2,390,000           2,697,796
Columbus Southern Power Company Senior Notes, 5.50%, Due 3/01/13            3,530,000           3,594,783
Comcast Cable Communications, Inc. Senior Notes, 6.875%, Due
6/15/09                                                                     4,545,000           4,991,546
Conoco Funding Company Notes, 6.35%, Due 10/15/11                           3,900,000           4,272,107
Consumers Energy Company First Mortgage Notes, Series B, 5.375%,
Due 4/15/13                                                                 4,190,000           4,176,416
Countrywide Home Loans, Inc. Notes, Series L, 4.00%, Due 3/22/11            4,935,000           4,660,407
Cox Communications, Inc. Notes, 4.625%, Due 6/01/13 (d)                     3,300,000           3,077,016
D.R. Horton, Inc. Senior Notes, 6.875%, Due 5/01/13                         2,665,000           2,798,250
DaimlerChrysler North America Holding Corporation Guaranteed
Notes, 4.05%, Due 6/04/08 (d)                                               7,930,000           7,864,459
DaimlerChrysler North America Holding Corporation Notes:
  6.50%, Due 11/15/13 (d)                                                   4,265,000           4,450,029
  8.50%, Due 1/18/31                                                        3,970,000           4,674,556
Delhaize America, Inc. Debentures, 9.00%, Due 4/15/31                       2,320,000           2,617,563
Delphi Corporation Notes, 6.50%, Due 8/15/13                                1,605,000           1,638,427
Deutsche Telkom International Finance BV Yankee Notes, 8.75%, Due
6/15/30                                                                     4,890,000           6,092,094
Devon Financing Corporation ULC Debentures, 7.875%, Due 9/30/31             2,135,000           2,483,976
Walt Disney Company Medium-Term Notes, Series B, 5.875%, Due
12/15/17                                                                    2,755,000           2,784,341
EOP Operating LP Notes, 6.75%, Due 2/15/12                                  7,095,000           7,702,453
ERP Operating LP Notes, 6.95%, Due 3/02/11 (d)                              2,955,000           3,283,534
Encana Corporation Yankee Bonds, 6.50%, Due 8/15/34                         2,335,000           2,375,335
Equity One, Inc. Senior Notes, 3.875%, Due 4/15/09                          3,820,000           3,646,003
Exelon Generation Company LLC Notes, 5.35%, Due 1/15/14 (b)                 2,915,000           2,870,170
Farmers Exchange Capital Trust Surplus Note Securities, 7.05%, Due
7/15/28 (b)                                                                 2,855,000           2,804,486
Federated Department Stores Senior Notes, 6.625%, Due 4/01/11               2,800,000           3,069,881
FedEx Corporation Notes, 2.65%, Due 4/01/07 (b)                             2,290,000           2,234,912
Fidelity National Financial, Inc. Notes, 7.30%, Due 8/15/11                 2,750,000           3,093,841
Ford Motor Company Notes, 7.45%, Due 7/16/31                                7,645,000           7,291,564
Ford Motor Credit Company Notes, 5.625%, Due 10/01/08 (d)                   3,185,000           3,244,461
France Telecom SA Yankee Notes:
  8.75%, Due 3/01/11                                                        3,580,000           4,182,414
  9.50%, Due 3/01/31                                                        2,450,000           3,128,395
Fund American Companies, Inc. Guaranteed Senior Notes, 5.875%, Due
5/15/13 (d)                                                                 3,060,000           3,053,118
General Mills, Inc. Notes, 5.125%, Due 2/15/07                              3,400,000           3,540,886
General Motors Corporation Notes, 7.20%, Due 1/15/11 (d)                    1,930,000           2,020,025
General Motors Corporation Senior Debentures, 8.375%, Due 7/15/33
(d)                                                                         8,270,000           8,670,028
Georgia-Pacific Corporation Senior Notes, 8.875%, Due 2/01/10               3,025,000           3,486,313
Goodrich Corporation Senior Notes, 6.45%, Due 12/15/07                      2,285,000           2,468,559
HRPT Properties Trust Notes, 5.75%, Due 2/15/14                             3,010,000           2,975,590
Harrah's Operating Company, Inc. Senior Notes, 5.50%, Due 7/01/10
(Acquired 6/22/04; Cost $2,141,467) (b) (e)                                 2,160,000           2,163,840
Hutchison Whampoa International, Ltd. Guaranteed Yankee Notes,
6.25%, Due 1/24/14 (b)                                                      3,780,000           3,727,983
IPALCO Enterprises, Inc. Notes, 8.375%, Due 11/14/08                        3,485,000           3,920,625
IPALCO Enterprises, Inc. Senior Secured Notes, 8.625%, Due 11/14/11           955,000           1,074,375
Intelsat, Ltd. Senior Notes, 5.25%, Due 11/01/08                            2,315,000           2,220,115
International Paper Company Notes, 6.75%, Due 9/01/11                       2,560,000           2,796,390
iStar Financial, Inc. Senior Notes, Series B, 5.70%, Due 3/01/14            1,525,000           1,475,331
KB Home Senior Notes, 5.75%, Due 2/01/14                                    2,895,000           2,706,825
KN Capital Trust I Pass-Thru Securities, Series B, 8.56%, Due
4/15/27                                                                     4,425,000           4,995,126
Kinder Morgan, Inc. Senior Notes, 6.50%, Due 9/01/12                        1,565,000           1,667,431
Kraft Foods, Inc. Notes:
  4.00%, Due 10/01/08                                                       4,950,000           4,915,157
  5.25%, Due 10/01/13 (d)                                                   5,760,000           5,712,129
Kroger Company Senior Bonds, Series B, 7.70%, Due 6/01/29 (d)               5,820,000           6,654,349
Lear Corporation Senior Notes, Series B, 8.11%, Due 5/15/09                 2,400,000           2,750,371
Liberty Media Corporation Senior Notes, 5.70%, Due 5/15/13 (d)              3,615,000           3,562,962
Liberty Property LP Senior Notes, 7.25%, Due 3/15/11                        5,085,000           5,708,446
Lockheed Martin Corporation Bonds, 8.50%, Due 12/01/29                      1,715,000           2,187,843
M&T Bank Corporation Floating Rate Subordinated Notes, 3.85%, Due
4/01/13 (d)                                                                 1,885,000           1,858,614
MBNA Corporation Notes, 5.625%, Due 11/30/07                                3,120,000           3,276,206
Meadwestvaco Corporation Notes, 6.85%, Due 4/01/12                          1,980,000           2,142,467
Motorola, Inc. Debentures, 6.50%, Due 11/15/28                              3,395,000           3,378,151
News America Holdings, Inc. Debentures, 8.25%, Due 8/10/18                  2,750,000           3,330,701
News America Holdings, Inc. Senior Debentures, 7.70%, Due 10/30/25          2,800,000           3,213,641
News America, Inc. Guaranteed Senior Debentures, 7.625%, Due
11/30/28 (d)                                                                  325,000             371,299
NiSource Finance Corporation Senior Notes, 6.15%, Due 3/01/13               3,375,000           3,547,111
Norfolk Southern Corporation Notes, 7.80%, Due 5/15/27                      5,500,000           6,435,798
Northern States Power Company First Mortgage Bonds, Series B,
8.00%, Due 8/28/12                                                          1,755,000           2,107,423
Northrop Grumman Corporation Debentures, 7.75%, Due 3/01/16 (d)             3,545,000           4,198,581
Occidental Petroleum Corporation Senior Notes, 8.45%, Due 2/15/29           1,800,000           2,330,419
Office Depot, Inc. Notes, 6.25%, Due 8/15/13 (d)                            3,210,000           3,350,463
Oncor Elecric Delivery Debentures, 7.00%, Due 9/01/22                       1,950,000           2,126,962
PCCW-HKT Capital Number 2, Ltd. Guaranteed Notes, 6.00%, Due
7/15/13 (b)                                                                 3,005,000           3,016,010
Pacific Gas & Electric Company First Mortgage Bonds, 6.05%, Due
3/01/34                                                                     3,440,000           3,325,087
Pacific Gas & Electric Company First Mortgage Notes, 3.60%, Due
3/01/09                                                                     1,525,000           1,485,626
Pemex Project Funding Master Trust Bonds, 8.625%, Due 2/01/22               3,950,000           4,275,875
Pemex Project Funding Master Trust Guaranteed Notes, 6.125%, Due
8/15/08                                                                     4,490,000           4,658,375
Petroleos Mexicanos Guaranteed Notes, 8.85%, Due 9/15/07                    4,385,000           4,922,162
Phelps Dodge Corporation Notes, 8.75%, Due 6/01/11                          1,900,000           2,275,624
Pioneer Natural Resource Senior Notes, 5.875%, Due 7/15/16 (d)              5,270,000           5,287,744
Plains All American Pipeline LP/PAA Finance Corporation Senior
Notes, 5.625%, Due 12/15/13 (b)                                             3,115,000           3,085,626
Raytheon Company Debentures, 7.20%, Due 8/15/27                             2,437,000           2,693,848
Reliant Energy Resources Corporation Notes, 7.75%, Due 2/15/11              1,640,000           1,871,855
Republic of South Africa Yankee Notes, 6.50%, Due 6/02/14 (d)               2,125,000           2,183,437
Rogers Cable, Inc. Senior Secured Second Priority Yankee Notes,
6.25%, Due 6/15/13                                                          4,675,000           4,526,999
SB Treasury Company LLC Bonds, 9.40%, Due 12/29/49 (Rate Reset
Effective 6/30/08) (b)                                                      1,785,000           2,071,571
Safeway, Inc. Notes, 4.80%, Due 7/16/07                                     2,375,000           2,434,306
Shaw Communications, Inc. Senior Yankee Notes, 7.20%, Due 12/15/11          5,395,000           5,653,696
Southern California Edison Company First Mortgage Bonds, Series
2004-F, 4.65%, Due 4/01/15                                                  3,815,000           3,617,467
Southern California Edison Company First Mortgage Notes, 8.00%,
Due 2/15/07                                                                 1,545,000           1,710,128
Sovereign Bancorp Senior Notes, 10.50%, Due 11/15/06                        4,045,000           4,629,223
Sprint Capital Corporation Guaranteed Senior Notes, 6.875%, Due
11/15/28                                                                    9,285,000           9,267,358
Sprint Capital Corporation Notes:
  6.125%, Due 11/15/08                                                      1,630,000           1,728,310
  6.375%, Due 5/01/09                                                       6,200,000           6,631,929
TXU Energy Company LLC Senior Notes, 7.00%, Due 3/15/13                     3,015,000           3,317,184
Tele-Communications, Inc. Debentures 7.875%, Due 8/01/13                   13,185,000          15,185,692
Telecomunicaciones De Puerto Rico, Inc. Senior Notes, 6.80%, Due
5/15/09 (d)                                                                 2,645,000           2,866,455
TeleCorp PCS, Inc. Senior Subordinated Notes, 10.625%, Due 7/15/10          1,510,000           1,697,984
Texas Eastern Transmission Corporation Senior Bonds, 7.00%, Due
7/15/32 (d)                                                                 2,685,000           2,917,389
Time Warner Entertainment Company LP Senior Notes:
  8.375%, Due 7/15/33                                                       2,005,000           2,379,059
  10.15%, Due 5/01/12                                                       6,800,000           8,745,296
Time Warner, Inc. Debentures, 6.625%, Due 5/15/29                           3,130,000           3,097,655
Tricon Global Restaurants, Inc. Senior Notes, 8.875%, Due 4/15/11           2,120,000           2,581,526
Tritel PCS, Inc. Senior Subordinated Notes, 10.375%, Due 1/15/11            1,510,000           1,739,078
Tyco International Group SA Yankee Notes, 6.00%, Due 11/15/13 (d)           3,025,000           3,152,464
Tyson Foods, Inc. Notes:
  7.25%, Due 10/01/06                                                       3,755,000           4,032,247
  8.25%, Due 10/01/11                                                       1,165,000           1,351,295
UFJ Finance Aruba AEC Yankee Notes, 6.75%, Due 7/15/13 (d)                  3,570,000           3,841,395
UST, Inc. Notes, 6.625%, Due 7/15/12 (d)                                    3,340,000           3,658,566
Union Pacific Corporation Notes (d):
  5.75%, Due 10/15/07                                                       5,100,000           5,403,287
  6.50%, Due 4/15/12                                                        2,950,000           3,194,850
United Mexican States Medium-Term Yankee Bonds, Series A, 8.30%,
Due 8/15/31                                                                 7,905,000           8,557,162
United Mexican States Yankee Notes, 7.50%, Due 1/14/12                      3,930,000           4,332,825
Valero Energy Corporation Notes, 6.875%, Due 4/15/12 (d)                    5,350,000           5,887,060
Verizon New York, Inc. Debentures, Series A, 6.875%, Due 4/01/12            2,340,000           2,543,082
WMX Technologies, Inc. Bonds, 7.10%, Due 8/01/26                            3,470,000           3,728,817
WPD Holdings UK Notes, 7.375%, Due 12/15/28 (b)                             4,750,000           4,667,735
Washington Mutual Capital Bonds, 8.375%, Due 6/01/27                        2,605,000           2,904,122
Westar Energy, Inc. First Mortgage Notes, 6.00%, Due 7/01/2014              2,720,000           2,822,454
Westar Energy, Inc. Senior Notes, 9.75%, Due 5/01/07                        2,395,000           2,733,816
Weyerhaeuser Company Notes:
  5.95%, Due 11/1/08 (d)                                                    8,260,000           8,808,158
  6.125%, Due 3/15/07                                                       1,800,000           1,916,757
XTO Energy, Inc. Senior Notes, 6.25%, Due 4/15/13 (d)                       1,720,000           1,823,300
Zions Bancorporation Subordinated Notes, 6.00%, Due 9/15/15                 2,000,000           2,060,210
----------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $495,982,650)                                                     512,779,281
----------------------------------------------------------------------------------------------------------
Non-Agency Mortgage & Asset-Backed Securities 0.0%
Salomon Brothers Mortgage Securities VII, Inc. Variable Rate
Mortgage Pass-Thru Certificates, Series 1997-A, Class B3, 7.204%,
Due 10/01/25 (Acquired 7/09/97; Cost $32,009) (b) (e)                          35,850              32,960
Small Business Administration Guaranteed Loan Pool #40013 Interest
Only Strips, 2.4194%, Due 9/30/17 (e)                                         672,899              16,822
----------------------------------------------------------------------------------------------------------
Total Non-Agency Mortgage & Asset-Backed Securities (Cost $624,911)                                49,782
----------------------------------------------------------------------------------------------------------
United States Government & Agency Issues 1.4%
FHLMC Participation Certificates:
  14.00%, Due 9/01/12                                                           4,890               5,761
  14.75%, Due 3/01/10                                                           2,103               2,423
GNMA Guaranteed Pass-Thru Certificates, 15.00%, Due 8/15/11 thru
8/15/12                                                                        22,931              27,168
United States Treasury Notes:
  3.625%, Due 7/15/09 (d)                                                     325,000             324,137
  4.75%, Due 5/15/14                                                        6,920,000           7,070,565
----------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues (Cost $7,400,170)                                7,430,054
----------------------------------------------------------------------------------------------------------
Municipal Bonds 0.1%
Yavapai County, Arizona Industrial Development Authority
Industrial Development Revenue - Citizens Utilities Company
Project, 5.45%, Due 6/01/33                                                   765,000             756,394
----------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $741,668)                                                             756,394
----------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 0.2%
Brazos River Authority Pollution Control Revenue Refunding - TXU
Energy Company LLC Project, 6.75%, Due 4/01/38 (Mandatory Put at
$100 on 4/01/13)                                                              775,000             863,156
----------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $869,947)                                               863,156
----------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 10.5%
Collateral Received for Securities Lending 8.6%
Navigator Prime Portfolio                                                 46,226,252           46,226,252

Corporate Bonds 1.1%
Continental Airlines, Inc. Pass-Thru Certificates, Series 1998-2,
Class 2B, 6.465%, Due 10/15/04                                             $  250,699             234,233
MetLife, Inc. Debentures, 3.911%, Due 5/15/05                               2,345,000           2,375,785
Tyson Foods, Inc. Notes, 6.625%, Due 10/01/04                               3,200,000           3,216,643
                                                                                     ---------------------
Total Corporate Bonds                                                                           5,826,661

Repurchase Agreements 0.7%
ABN AMRO Inc. (Dated 7/30/04), 1.35%, Due 8/02/04
(Repurchase proceeds $2,200,248); Collateralized by: United States
Government & Agency Issues                                                  2,200,000           2,200,000
State Street Bank (Dated 7/30/04), 0.85%, Due 8/02/04
(Repurchase proceeds $1,686,919); Collateralized by: United States
Government & Agency Issues                                                  1,686,800           1,686,800
                                                                                     ---------------------
Total Repurchase Agreements                                                                     3,886,800

United States Government Issues 0.1%
United States Treasury Bills, Due 10/14/04 thru 10/28/04 (c)                  750,000             747,713
----------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $56,683,477)                                                56,687,426
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $562,302,823) 107.1%                                    578,566,093
Other Assets and Liabilities, Net (7.1%)                                                      (38,434,294)
----------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                           $ 540,131,799
==========================================================================================================

FUTURES
------------------------------------------------------------------------------------------------------------------------------
                                       Expiration Date     Underlying Face        Unrealized
                                                           Amount at Value        Appreciation/
                                                                                 (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
Sold:

168 Five-Year U.S. Treasury Notes             9/04          $ (18,396,000)        $ (232,464)
271 Ten-Year U.S. Treasury Notes              9/04            (30,004,781)          (243,949)
174 U.S. Treasury Bonds                       9/04            (18,830,063)          (415,319)

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) Restricted security.
(c) All or a portion of security pledged as collateral to cover margin requirements on open futures contracts.
(d) All or a portion of security is on loan.
(e) Illiquid security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Corporate Bond Fund, Inc., on behalf of the Strong Corporate Bond Fund

By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    September 29, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    September 29, 2004